real estate joint ventures	12 Months Ended
Dec. 31, 2018
real estate joint ventures
real estate joint ventures

21   real estate joint ventures

(a)    General

In 2011, we partnered, as equals, with an arm’s-length party in a residential condominium, retail and commercial real estate redevelopment project, TELUS Garden, in Vancouver, British Columbia. TELUS is a tenant in TELUS Garden, which is now our global headquarters. During the year ended December 31, 2018, the real estate joint venture sold the income-producing properties and the related net assets. The purchaser assumed the 3.7% mortgage and the 3.4% bonds secured by the income-producing properties.

In 2013, we partnered, as equals, with two arm’s-length parties (one of which is our TELUS Garden partner) in a residential, retail and commercial real estate redevelopment project, TELUS Sky, in Calgary, Alberta. The new-build tower, scheduled for completion in 2019, is to be built to the LEED Platinum standard.

(b)    Real estate joint ventures – summarized financial information

As at December 31 (millions)	2018	2017
ASSETS
Current assets
Cash and temporary investments, net	$11	$20
Escrowed deposits for tenant inducements and liens	4	1
Other	2	4
	17	25
Non-current assets
Property under development – Investment property	256	194
Investment property	—	221
Other	—	35
	$256	$450

	$273	$475
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$19	$13
Current portion of 3.7% mortgage and senior secured 3.4% bonds	—	5
Construction holdback liabilities	15	10
	34	28
Non-current liabilities
Construction credit facilities	207	141
3.7% mortgage due September 2024	—	27
Senior secured 3.4% bonds due July 2025	—	208
	207	376
	241	404
Owners’ equity
TELUS [1]	13	29
Other partners	19	42
	32	71
	$273	$475
1

The equity amounts recorded by the real estate joint venture differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint venture.

Years ended December 31 (millions)	2018	2017
Revenue
From investment property	$21	$34
From sale of residential condominiums	$—	$19
Other operating income	$345	$—
Depreciation and amortization	$5	$8
Interest expense [1]	$6	$8
Net income and comprehensive income [2]	$322	$(6)
1	During the year ended December 31, 2018, the real estate joint ventures capitalized $8 (2017 – $3) of financing costs.
2	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

(c)    Our real estate joint ventures activity

Our real estate joint ventures investment activity is set out in the following table.

	2018			2017
	Loans and			Loans and
Years ended December 31 (millions)	receivables [1]	Equity [2]	Total	receivables [1]	Equity [2]	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income attributable to us [3]	$—	$171	$171	$—	$2	$2
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Recognition of gain deferred on our real estate initially contributed	—	—	—	—	1	1
Construction credit facilities financing costs charged by us and other (Note 7)	3	—	3	—	—	—
Cash flows in the current reporting period
Construction credit facilities
Amounts advanced	22	—	22	26	—	26
Financing costs paid to us	(3)	—	(3)	—	—	—
Funds repaid to us and earnings distributed	—	(181)	(181)	—	(18)	(18)
Net increase (decrease)	22	(10)	12	26	(15)	11
Real estate joint ventures carrying amounts
Balance, beginning of period	47	15	62	21	30	51
Balance, end of period	$69	$5	$74	$47	$15	$62
1

Loans and receivables are included in our Consolidated statements of financial position as Real estate joint venture advances and are comprised of advances under construction credit facilities (see (d)).

2	We account for our interests in the real estate joint ventures using the equity method of accounting.
3

As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income; a provision for income taxes is made in determining the comprehensive income attributable to us.

Prior to the sale of the TELUS Garden income-producing properties, during the year ended December 31, 2018, the TELUS Garden real estate joint venture recognized $7 million (2017 – $12 million) of revenue from our TELUS Garden office tenancy; of this amount, one-half was due to our economic interest in the real estate joint venture and one-half was due to our partner’s economic interest in the real estate joint venture.

(d)  Commitments and contingent liabilities

Construction commitments

The TELUS Sky real estate joint venture is expected to spend a total of approximately $400 million on the construction of a mixed-use tower. As at December 31, 2018, the real estate joint venture’s construction-related contractual commitments were approximately $35 million through to 2019 (2017 – $82 million through to 2019).

Construction credit facilities

The TELUS Sky real estate joint venture has a credit agreement with three Canadian financial institutions (as 66‑2/3% lender) and TELUS Corporation (as 33‑1/3% lender) to provide $342 million of construction financing for the project. The construction credit facilities contain customary real estate construction financing representations, warranties and covenants and are secured by demand debentures constituting first fixed and floating charge mortgages over the underlying real estate assets. The construction credit facilities are available by way of bankers’ acceptance or prime loan and bear interest at rates in line with similar construction financing facilities.

As at December 31 (millions)	Note	2018	2017
Construction credit facilities commitment – TELUS Corporation
Undrawn	4(c)	$45	$67
Advances		69	47
		114	114
Construction credit facilities commitment – other		228	228
		$342	$342